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                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                    (LIBERTY'S SPECTRUM SELECT PLUS FLEXIBLE
                   PREMIUM VARIABLE LIFE INSURANCE CONTRACT)


                   Supplement to Prospectus Dated May 1, 2000


                                       ***

As of December 31, 2000, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, and the Appreciation Portfolio of Dreyfus Variable Investment Fund each offer two classes of shares: Service shares, and Initial shares. Each Fund's prospectus dated December 31, 2000 describes the Service shares and the Initial shares and supersedes and replaces in its entirety the corresponding prospectus for the Fund dated May 1, 2000. Only the Funds' Initial shares are available for investment under the Contracts.




Supplement Dated December 31, 2000                               FVUL-20194